Other gains, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other gains, net
Foreign currency exchange (losses)/gains	¥ 3,546	¥ (22,103)	¥ (1,721)
Gains on disposal of property, plant and equipment and intangible assets, net	14,911	47,309	16,430
Government grants	66,050	60,449	28,946
Other income from business cooperation arrangements with Yusheng	109,864	48,102	0
Gains from guarantee liabilities	34,782	2,462	0
VAT Refund	82,107	71,505	0
Others	(5,478)	(26,610)	(12,079)
Other Gains, Net	¥ 305,782	¥ 181,114	¥ 31,576